CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	TuanChe limited shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2019	¥ 173	¥ 35	¥ (46,533)	¥ 1,187,577	¥ (718,666)	¥ 1,048	¥ 423,634	¥ (659)			¥ 422,975
Balance (in shares) at Dec. 31, 2019 | shares	256,314,272	55,260,580	(17,282,326)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeit of restricted shares	¥ (2)			2
Forfeit of restricted shares (in shares) | shares	(3,186,301)		3,186,301
Shares issuance for vested restricted shares				17,448			17,448				17,448
Shares issuance for vested restricted shares (in Shares) | shares			2,998,978
Shares issuance to nonemploye			¥ 647	(647)
Shares issuance for the acquisition of a subsidiary	¥ 7			16,962			16,969				16,969
Shares issuance for the acquisition of a subsidiary (in shares) | shares	8,366,444		80,000
Foreign currency translation adjustment						(6,853)	(6,853)				(6,853)
Net loss					(163,034)		(163,034)	(444)			(163,478)
Grant of restricted shares (in shares) | shares	3,890,000		(3,890,000)
Grant of restricted shares	¥ 3			(3)
Balance at Dec. 31, 2020	¥ 181	¥ 35	¥ (45,886)	1,221,339	(881,700)	(5,805)	288,164	(1,103)			287,061
Balance (in shares) at Dec. 31, 2020 | shares	265,384,415	55,260,580	(14,907,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	2,023,845
Share-based compensation				9,797			9,797				9,797
Foreign currency translation adjustment						(1,603)	(1,603)				(1,603)
Net loss					(101,945)		(101,945)				(101,945)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	1,231,135	(983,645)	(7,408)	194,413	(1,103)			193,310
Balance (in shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)						252,501,213	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested restricted shares	¥ 2			(2)
Shares issuance for vested restricted shares (in Shares) | shares	3,648,500
Share-based compensation				10,282			10,282				10,282
Acquisition of non-controlling interests				(1,103)			(1,103)	¥ 1,103
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 51			56,639			56,690				56,690
Issuance of common shares and Pre-funded warrants, net of issuance costs (in shares) | shares	71,272,736
Foreign currency translation adjustment						(1,008)	(1,008)				(1,008)	$ (146)
Net loss					(158,140)		(158,140)				(158,140)	(22,929)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	¥ 1,296,951	¥ (1,141,785)	¥ (8,416)	¥ 101,134				¥ 101,134	$ 14,663
Balance (in shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)						327,422,449	55,260,580